Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured At Fair Value on a Recurring Basis
Below is a summary of the assets and liabilities that are measured at fair value on a recurring basis and also represents the carrying amount on the Group’s consolidated balance sheets:

	December 31, 2024
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available-for-sale:
Foreign governments	$4,371	$21,014	$-	$25,385
Corporate bonds	435,735	540,983	-	976,718
Total	440,106	561,997	-	1,002,103

Equity securities	28,973	-	-	28,973
Other Investments	-	12,289	-	12,289
Fair value option:
Equity-method investments measured at fair value	-	-	1,955	1,955
	$469,079	$574,286	$1,955	$1,045,320

	December 31, 2023
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available-for-sale:
Foreign governments	$2,915	$9,484	$-	$12,399
Corporate bonds	240,716	512,475	-	753,191
Total	243,631	521,959	-	765,590

Equity securities	26,208	-	-	26,208
Other Investments	-	11,060	-	11,060
Fair Value option:
Equity-method investments measured at fair value	-	-	3,522	3,522
	$269,839	$533,019	$3,522	$806,380

Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	$-	$-	$17,290	$17,290

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Below is a summary of quantitative information regarding the significant unobservable inputs (Level 3) used in determining the fair value of assets and liabilities measured at fair value on a recurring basis:

(Expressed in thousands of U.S. Dollars)
As at December 31, 2024	Fair Value (Level 3)	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	1,955	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A

(Expressed in thousands of U.S. Dollars)
As at December 31, 2023	Fair Value (Level 3)	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	3,522	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A
Derivative financial liabilities	17,290	Monte Carlo Simulation approach	Volatility of the Company's share price	20%	30%	25%
The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for 2024 and 2023:

(Expressed in thousands of U.S. Dollars)	Equity Securities	Equity- method investees	Derivative financial liabilities (Earnout Shares)

Year Ended December 31, 2024
Balance at beginning of year	$-	$3,522	$(17,290)
Change in fair value included in earnings	-	(1,567)	(4,928)
Vesting of Earnout Shares	-	-	22,218
Balance at end of year	$-	$1,955	$-
Year Ended December 31, 2023
Balance at beginning of year	$7,364	$4,907	$(13,800)
Change in fair value included in earnings	(374)	(1,385)	(20,970)
Vesting of Earnout Shares	-	-	17,480
Transfer in and/or out of Level 3	(6,990)	-	-
Balance at end of year	$-	$3,522	$(17,290)

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Below is a summary of quantitative information regarding the significant unobservable inputs (Level 3) used in determining the fair value of assets and liabilities measured at fair value on a recurring basis:

(Expressed in thousands of U.S. Dollars)
As at December 31, 2024	Fair Value (Level 3)	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	1,955	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A

(Expressed in thousands of U.S. Dollars)
As at December 31, 2023	Fair Value (Level 3)	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	3,522	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A
Derivative financial liabilities	17,290	Monte Carlo Simulation approach	Volatility of the Company's share price	20%	30%	25%
The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for 2024 and 2023:

(Expressed in thousands of U.S. Dollars)	Equity Securities	Equity- method investees	Derivative financial liabilities (Earnout Shares)

Year Ended December 31, 2024
Balance at beginning of year	$-	$3,522	$(17,290)
Change in fair value included in earnings	-	(1,567)	(4,928)
Vesting of Earnout Shares	-	-	22,218
Balance at end of year	$-	$1,955	$-
Year Ended December 31, 2023
Balance at beginning of year	$7,364	$4,907	$(13,800)
Change in fair value included in earnings	(374)	(1,385)	(20,970)
Vesting of Earnout Shares	-	-	17,480
Transfer in and/or out of Level 3	(6,990)	-	-
Balance at end of year	$-	$3,522	$(17,290)